Schedule of Investments (unaudited)
January 31, 2026
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.6%
Australia Government Bonds
2.25%, 05/21/28(a)	AUD15,427	$10,289,150
2.75%, 11/21/27(a)	AUD10,932	7,425,157
2.75%, 11/21/28(a)	AUD12,085	8,093,251
4.75%, 04/21/27(a)	AUD11,293	7,919,166
		33,726,724
Austria — 4.6%
Republic of Austria Government Bonds
0.00%, 10/20/28(b)	EUR6,393	7,141,602
0.50%, 04/20/27(a)(b)	EUR9,283	10,807,736
0.75%, 02/20/28(a)(b)	EUR9,349	10,783,732
6.25%, 07/15/27	EUR3,864	4,851,841
		33,584,911
Belgium — 4.5%
Kingdom of Belgium Government Bonds
0.00%, 10/22/27(a)(b)	EUR5,661	6,475,405
0.80%, 06/22/27(a)(b)	EUR8,379	9,769,158
0.80%, 06/22/28(a)(b)	EUR8,445	9,686,945
0.80%, 06/22/28(b)	EUR270	309,707
5.50%, 03/28/28(a)	EUR5,716	7,241,880
		33,483,095
Canada — 4.5%
Canada Government Bonds
1.00%, 06/01/27	CAD1,610	1,159,853
1.25%, 03/01/27	CAD1,815	1,316,640
2.00%, 06/01/28	CAD2,537	1,840,133
2.50%, 08/01/27	CAD6,940	5,097,369
2.50%, 11/01/27	CAD6,025	4,421,903
2.75%, 05/01/27	CAD7,110	5,240,404
2.75%, 09/01/27	CAD4,602	3,393,039
3.00%, 02/01/27	CAD5,388	3,980,033
3.25%, 09/01/28	CAD4,175	3,112,002
3.50%, 03/01/28	CAD3,396	2,540,297
Canadian Government Bond, 2.25%, 02/01/28	CAD1,840	1,343,262
		33,444,935
Denmark — 1.8%
Denmark Government Bonds, 0.50%, 11/15/27	DKK87,133	13,536,704
Finland — 4.5%
Finland Government Bonds
0.50%, 09/15/27(a)(b)	EUR9,152	10,576,243
0.50%, 09/15/28(a)(b)	EUR8,313	9,427,141
1.38%, 04/15/27(b)	EUR4,959	5,832,828
2.75%, 07/04/28(a)(b)	EUR6,332	7,616,041
		33,452,253
France — 9.3%
French Republic Government Bonds
0.00%, 02/25/27(b)	EUR5,581	6,471,881
0.75%, 02/25/28(a)(b)	EUR7,325	8,430,019
0.75%, 05/25/28(a)(b)	EUR8,517	9,760,448
0.75%, 11/25/28(a)(b)	EUR9,117	10,346,461
1.00%, 05/25/27(a)(b)	EUR6,163	7,201,574
2.40%, 09/24/28(a)(b)	EUR5,977	7,100,421
2.50%, 09/24/27(a)(b)	EUR5,576	6,646,522
2.75%, 10/25/27(a)(b)	EUR10,334	12,370,671
		68,327,997
Security	Par (000)	Value
Germany — 9.0%
Bundesobligation
0.00%, 04/16/27(a)	EUR3,196	$3,699,615
1.30%, 10/15/27(a)	EUR5,627	6,590,281
2.20%, 04/13/28(a)	EUR3,940	4,681,673
2.40%, 10/19/28(a)	EUR4,670	5,572,782
Bundesrepublik Deutschland Bundesanleihe
0.00%, 11/15/27(a)	EUR3,134	3,585,385
0.00%, 11/15/28(a)	EUR4,281	4,787,621
0.25%, 02/15/27(a)	EUR3,964	4,616,216
0.25%, 08/15/28(a)	EUR3,554	4,023,898
0.50%, 08/15/27(a)	EUR4,460	5,166,705
0.50%, 02/15/28(a)	EUR3,940	4,528,067
4.75%, 07/04/28(a)	EUR1,937	2,438,146
5.63%, 01/04/28(a)	EUR1,632	2,062,225
6.50%, 07/04/27(a)	EUR1,815	2,284,087
Bundesschatzanweisungen
1.70%, 06/10/27(a)	EUR2,175	2,567,023
1.90%, 09/16/27(a)	EUR1,120	1,324,538
2.00%, 12/16/27(a)	EUR3,505	4,149,872
2.20%, 03/11/27(a)	EUR3,332	3,957,602
		66,035,736
Ireland — 3.4%
Ireland Government Bonds
0.20%, 05/15/27(a)	EUR11,192	12,967,938
0.90%, 05/15/28(a)	EUR10,636	12,272,705
		25,240,643
Israel — 4.5%
Israel Government Bonds
2.00%, 03/31/27	ILS27,401	8,689,556
2.25%, 09/28/28	ILS37,751	11,798,595
3.75%, 09/30/27	ILS35,145	11,385,710
4.10%, 07/31/28	ILS4,824	1,577,908
		33,451,769
Italy — 8.7%
Italy Buoni Poliennali Del Tesoro
0.25%, 03/15/28(a)(b)	EUR3,025	3,443,766
0.50%, 07/15/28(a)(b)	EUR3,180	3,613,667
0.95%, 09/15/27(a)	EUR3,550	4,133,188
1.10%, 04/01/27(a)	EUR2,368	2,776,896
2.00%, 02/01/28(a)	EUR3,320	3,923,349
2.05%, 08/01/27(a)	EUR3,447	4,084,493
2.10%, 08/26/27(a)	EUR2,730	3,234,548
2.20%, 06/01/27(a)	EUR2,919	3,467,946
2.35%, 01/15/29(a)	EUR2,290	2,712,388
2.55%, 02/25/27(a)	EUR2,339	2,786,280
2.65%, 12/01/27(a)	EUR2,902	3,470,424
2.65%, 06/15/28(a)	EUR2,042	2,441,298
2.70%, 10/15/27(a)	EUR2,462	2,944,993
2.80%, 12/01/28(a)	EUR3,030	3,640,242
2.95%, 02/15/27(a)	EUR2,340	2,798,538
3.40%, 04/01/28(a)	EUR2,944	3,575,507
3.45%, 07/15/27(a)	EUR2,118	2,558,374
3.80%, 08/01/28(a)	EUR1,850	2,273,200
4.75%, 09/01/28(a)(b)	EUR4,394	5,527,320
6.50%, 11/01/27(a)	EUR811	1,032,519
		64,438,936
Japan — 8.7%
Japan Government Five Year Bonds
0.00%, 03/20/27	JPY148,250	946,928
0.00%, 06/20/27	JPY333,750	2,124,605

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.10%, 03/20/27	JPY88,500	$565,889
0.10%, 09/20/27	JPY241,550	1,534,176
0.10%, 03/20/28	JPY356,150	2,246,649
0.10%, 06/20/28	JPY126,250	793,468
0.20%, 12/20/27	JPY129,800	823,202
0.20%, 03/20/28	JPY159,150	1,006,082
0.20%, 12/20/28	JPY145,800	911,486
0.30%, 12/20/27	JPY86,850	551,842
0.30%, 06/20/28	JPY131,250	828,802
0.30%, 12/20/28	JPY162,350	1,017,856
0.40%, 12/20/28	JPY269,150	1,692,257
Japan Government Ten Year Bonds
0.10%, 03/20/27	JPY195,500	1,250,071
0.10%, 06/20/27	JPY133,750	852,548
0.10%, 09/20/27	JPY114,750	728,821
0.10%, 12/20/27	JPY145,050	918,194
0.10%, 03/20/28	JPY226,300	1,427,535
0.10%, 06/20/28	JPY243,000	1,527,229
0.10%, 09/20/28	JPY419,700	2,626,922
0.10%, 12/20/28	JPY181,200	1,129,233
Japan Government Twenty Year Bonds
1.90%, 12/20/28	JPY73,900	484,748
2.00%, 03/20/27	JPY60,450	394,835
2.10%, 03/20/27	JPY96,900	633,607
2.10%, 06/20/27	JPY176,300	1,154,858
2.10%, 09/20/27	JPY197,400	1,294,988
2.10%, 12/20/27	JPY203,150	1,334,468
2.10%, 06/20/28	JPY197,650	1,301,749
2.10%, 09/20/28	JPY305,350	2,012,990
2.20%, 09/20/27	JPY70,950	466,181
2.20%, 03/20/28	JPY244,450	1,611,402
2.30%, 06/20/27	JPY89,950	590,795
2.30%, 06/20/28	JPY52,700	348,741
2.40%, 03/20/28	JPY297,550	1,969,413
2.40%, 06/20/28	JPY127,950	848,615
Japan Government Two Year Bonds
0.70%, 02/01/27	JPY376,550	2,425,969
0.70%, 05/01/27	JPY708,450	4,557,454
0.70%, 07/01/27	JPY321,800	2,067,455
0.80%, 03/01/27	JPY269,650	1,738,211
0.80%, 06/01/27	JPY357,550	2,301,711
0.90%, 04/01/27	JPY460,900	2,973,305
0.90%, 08/01/27	JPY167,200	1,076,720
0.90%, 09/01/27	JPY306,400	1,972,000
1.00%, 10/01/27	JPY271,000	1,746,178
1.00%, 11/01/27	JPY220,500	1,420,170
1.10%, 01/01/28	JPY332,800	2,145,029
		64,375,387
Netherlands — 4.6%
Netherlands Government Bonds
0.00%, 01/15/29(b)	EUR7,360	8,175,335
0.75%, 07/15/27(a)(b)	EUR8,307	9,669,458
0.75%, 07/15/28(a)(b)	EUR9,344	10,713,725
5.50%, 01/15/28(b)	EUR4,135	5,218,542
		33,777,060
New Zealand — 2.8%
New Zealand Government Bonds
0.25%, 05/15/28	NZD20,678	11,605,866
4.50%, 04/15/27(a)	NZD14,226	8,733,832
		20,339,698
Security	Par (000)	Value
Norway — 1.9%
Norway Government Bonds
1.75%, 02/17/27(a)(b)	NOK70,765	$7,185,618
2.00%, 04/26/28(a)(b)	NOK72,229	7,197,025
		14,382,643
Portugal — 4.5%
Portugal Obrigacoes do Tesouro OT
0.70%, 10/15/27(a)(b)	EUR8,101	9,390,493
2.13%, 10/17/28(a)(b)	EUR13,854	16,428,401
4.13%, 04/14/27(a)(b)	EUR6,055	7,354,571
		33,173,465
Singapore — 4.4%
Singapore Government Bonds
2.63%, 05/01/28	SGD7,477	6,027,328
2.88%, 09/01/27	SGD11,905	9,573,226
2.88%, 08/01/28	SGD6,794	5,524,017
3.50%, 03/01/27	SGD14,274	11,474,743
		32,599,314
Spain — 5.6%
Spain Government Bonds
0.00%, 01/31/27	EUR3,337	3,875,412
0.00%, 01/31/28	EUR3,766	4,280,511
0.80%, 07/30/27(b)	EUR3,655	4,251,956
1.40%, 04/30/28(a)(b)	EUR3,712	4,328,300
1.40%, 07/30/28(b)	EUR4,167	4,843,658
1.45%, 10/31/27(a)(b)	EUR3,585	4,201,285
1.50%, 04/30/27(a)(b)	EUR3,746	4,409,540
2.40%, 05/31/28	EUR2,728	3,247,312
2.50%, 05/31/27	EUR3,037	3,618,626
5.15%, 10/31/28(a)(b)	EUR3,103	3,958,456
		41,015,056
Sweden — 1.7%
Sweden Government Bonds, 0.75%, 05/12/28(a)	SEK111,590	12,181,256
United Kingdom — 5.4%
United Kingdom Gilt
0.13%, 01/31/28(a)	GBP3,323	4,256,473
1.25%, 07/22/27(a)	GBP3,287	4,344,843
1.63%, 10/22/28(a)	GBP3,099	4,017,466
3.75%, 03/07/27(a)	GBP4,660	6,377,788
4.25%, 12/07/27(a)	GBP2,290	3,165,798
4.38%, 03/07/28(a)	GBP6,210	8,601,125
4.50%, 06/07/28(a)	GBP5,332	7,413,510
6.00%, 12/07/28(a)	GBP1,370	1,990,680
		40,167,683
Total Long-Term Investments — 99.0% (Cost: $710,725,278)		730,735,265

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	420,000	$420,000
Total Short-Term Securities — 0.1% (Cost: $420,000)		420,000
Total Investments — 99.1% (Cost: $711,145,278)		731,155,265
Other Assets Less Liabilities — 0.9%		6,731,778
Net Assets — 100.0%		$737,887,043

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$100,000	$320,000 (a)	$—	$—	$—	$420,000	420,000	$2,140	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 1-3 Year International Treasury Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$730,735,265	$—	$730,735,265
Short-Term Securities
Money Market Funds	420,000	—	—	420,000
	$420,000	$730,735,265	$—	$731,155,265

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar